ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2015
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

16.ACCOUNTS PAYABLE AND OTHER

December 31,	2015	2014
(millions of Canadian dollars)
Operating accrued liabilities	3,028	2,939
Trade payables	561	414
Construction payables	750	746
Current derivative liabilities (Note 24)	1,945	1,020
Contractor holdbacks	299	368
Taxes payable	376	555
Security deposits	62	63
Asset retirement obligations (Note 19)	9	53
Other	321	286
	7,351	6,444